Goodwill - Changes in carrying amount and impairment testing (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 23, 2015
Reconciliation of changes in goodwill [abstract]
Goodwill at beginning of period	$ 202,848	$ 205,287
Impairment	(174,008)		$ (30,618)
Exchange differences	862	(2,439)
Goodwill at end of period	29,702	202,848	205,287
Globe Specialty Metals Inc
Reconciliation of changes in goodwill [abstract]
Goodwill at beginning of period	202,848	205,287
Impairment	(174,008)
Exchange differences	862	(2,439)
Goodwill at end of period	29,702	$ 202,848	$ 205,287
Percentage of equity interests acquired				100.00%
Electrometallurgy United States Segment
Reconciliation of changes in goodwill [abstract]
Goodwill at end of period	29,700
Electrometallurgy United States Segment | Globe Specialty Metals Inc
Reconciliation of changes in goodwill [abstract]
Goodwill at end of period	29,702
Electrometallurgy Canada Segment | Globe Specialty Metals Inc
Reconciliation of changes in goodwill [abstract]
Goodwill at end of period	$ 0